CONTRACTS IN PROGRESS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
CONTRACTS IN PROGRESS [Abstract]
Costs incurred on uncompleted contracts, net	$ 35,032	[1]	$ 13,946	[1]
Estimated earnings	5,221		5,267
Total costs and estimated earnings on uncompleted contract	40,253		19,213
Less - billings and progress payments	37,205		16,401
Costs and estimated earnings in excess of billings on uncompleted contracts	3,048		2,812
Less: Long-term portion	(1,017)		(1,064)
Costs and estimated earnings in excess of billings on uncompleted contracts - Current portion	2,031		1,748
OCS Grants	$ 15		$ 313

[1]	Net of OCS grants in the amount of $15 and $313 as of December 31, 2013and 2012 respectively (see Note 10b).